CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues	¥ 2,114,855	$ 303,780	¥ 397,306	¥ 97,580
Cost of revenues (including share-based compensation expenses of RMB3, RMB283 and RMB16,504 for the years ended December 31, 2017, 2018 and 2019, respectively)	(535,912)	(76,979)	(142,753)	(25,023)
Gross profit	1,578,943	226,801	254,553	72,557
Operating expenses:
Selling expenses (including share-based compensation expenses of RMB373, RMB429 and RMB5,606 for the years ended December 31, 2017, 2018 and 2019, respectively)	(1,040,906)	(149,517)	(121,518)	(75,325)
Research and development expenses (including share-based compensation expenses of RMB276, RMB782 and RMB16,357 for the years ended December 31, 2017, 2018 and 2019, respectively)	(212,197)	(30,480)	(74,050)	(52,451)
General and administrative expenses (including share-based compensation expenses of RMB5,136, RMB4,423 and RMB21,770 for the years ended December 31, 2017, 2018 and 2019, respectively)	(110,106)	(15,816)	(39,831)	(37,208)
Total operating expenses	(1,363,209)	(195,813)	(235,399)	(164,984)
(Loss) income from operations	215,734	30,988	19,154	(92,427)
Interest income	8,861	1,273	2,193	189
Realized gains from investments	11,395	1,637	0	0
Other income	6,462	929	495	2,004
Other expenses	(213)	(31)	(445)	(50)
Impairment loss on equity method investment	0	0	0	(1,070)
(Loss) income before provision for income tax and (loss) income from equity method investments	242,239	34,796	21,397	(91,354)
Income tax benefits (expenses)	(16,957)	(2,435)	(2,616)	4,620
(Loss) income from equity method investments	1,348	194	869	(221)
Net (loss) income	226,630	32,555	19,650	(86,955)
Less: Series A convertible redeemable preferred shares redemption value accretion	16,772	2,409	38,930	38,930
Less: Undistributed earnings allocated to the participating preferred shares	21,698	3,117	0	0
Net (loss) income attributable to GSX Techedu Inc.'s ordinary shareholders	¥ 188,160	$ 27,029	¥ (19,280)	¥ (125,885)
Net (loss)/income
Basic | (per share)	¥ 1.42	$ 0.20	¥ (0.21)	¥ (1.36)
Diluted | (per share)	¥ 1.35	$ 0.19	¥ (0.21)	¥ (1.36)
Weighted average shares used in (loss)/income per share
Basic	132,400,941	132,400,941	92,224,998	92,224,998
Diluted	139,477,898	139,477,898	92,224,998	92,224,998
ADS [Member]
Net (loss)/income
Basic | (per share)	¥ 0.95	$ 0.13	¥ (0.14)	¥ (0.91)
Diluted | (per share)	¥ 0.90	$ 0.13	¥ (0.14)	¥ (0.91)